Long-Term Investments	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Long-Term Investments
13.	LONG-TERM INVESTMENTS

The Company’s long-term investments comprise of the following:

Cost method investment

The carrying amount of Company’s cost method investments was RMB28,451 and RMB48,696 (US$7,517) as of December 31, 2014 and 2015, respectively. In 2015, the Company made additional investments in certain network entities, without significant influence.

There were no indicators of impairment noted for these long-term investments as of December 31, 2015.

Investment in an equity investee

	As of December 31, 2013			Decrease during the year ended December 31, 2014		As of December 31, 2014
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	(2,473)	98,527	—	(671)	101,000	(3,144)	97,856

	As of December 31, 2014			Increase during the year ended December 31, 2015		As of December 31, 2015
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity gain	Cost of investment	Share equity gain	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	(3,144)	97,856	—	52,355	101,000	49,211	150,211	23,189

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner. In December 2013, the Company made the second tranche of investment of an amount of RMB50,500 in the Yizhuang Fund, and held 27.694% of the investee as of December 31, 2013, 2014 and 2015. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC323-10, Investments – Equity Method.

There were no indicators of impairment noted for this long-term investment as of December 31, 2015.